LONG TERM FINANCIAL ASSET AT FAIR VALUE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
LONG TERM FINANCIAL ASSET AT FAIR VALUE

NOTE 10 – LONG TERM FINANCIAL ASSET AT FAIR VALUE

On September 30, 2023, the Company entered into a Share Purchase Agreement (the “Agreement”) with Shelfie-Tech Ltd. (“Shelfie”) an Israeli company organized under the laws of the State of Israel, developing an innovative patented technology, a robotic retail shelf monitoring system using advanced machine learning and image processing algorithms to automatically optimize inventory management. At the closing and upon the terms and conditions set forth in the Agreement, the Company shall invest $158 in cash, in exchange for 944,217 ordinary shares, NIS 0.001 par value of Shelfie (the “Shelfie Shares”) based on a price per share of $ 0.167, resulting in the Company holding 1.2% of the issued and outstanding shares of Shelfie. As of December 31, 2024, fair value of the Shelfie Shares is $200 and the Company has recorded a financial gain in the amount of $123 for the year ended December 31, 2024.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)